TAXES IN INSTALLMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	R$ 119,633	R$ 160,181
Current	30,727	56,226
Non-current	88,906	103,955
Federal Refis Law [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	9,942	9,942
Federal Refis Law 1 [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	22,036	28,663
Other Taxes In Installments [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	R$ 87,655	R$ 121,576